Intangible Assets, Net (Schedule of expected amortization in future periods) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2025	$ 1,726
2026	2,161
2027	2,186
2028	2,046
2029	1,670
2030 and thereafter	7,002
Total expected amortization	$ 16,791	$ 16,401